CONDENSED CONSOLIDATING FINANCIAL INFORMATION - Balance Sheet (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Current assets:
Cash and cash equivalents	$ 12,322	$ 17,351	$ 15,721
Restricted cash	723	638
Accounts receivable, net	73,584	40,928
Deferred costs on contracts	4,631	3,190
Prepaid expenses and other current assets	17,037	4,619
Deferred income tax assets	520	1,371
Total current assets	108,817	68,097
Property and equipment, net	77,096	64,572
Investment in subsidiaries	0	0
Intercompany receivables	0	0
Intangible assets, net	1,050	1,260
Goodwill	1,977	2,150	2,306
Deferred loan issuance costs, net	6,826	9,115	9,066
Deferred income tax assets	8,027	743
Other assets	0	13
Total assets	203,793	145,950
Current liabilities:
Accounts payable	34,255	16,511
Accrued liabilities	10,902	3,124
Income and other taxes payable	20,261	7,073
Accrued payroll liabilities	8,652	4,497
Current portion of notes payable under 2012 credit agreement	0	800
Equipment note payable	1,654	0
Current portion of capital leases	460	485
Notes payable to related parties	0	500
Deferred revenue	187	7,927
Deferred income tax liabilities	587	69
Total current liabilities	76,958	40,986
Senior secured notes payable	150,000
Long-term portion of credit agreement borrowings	0	79,888
Notes payable to Former SAE stockholders	0	12,406
Long-term portion of capital leases	185	618
Intercompany payables	0	0
Deferred income tax liabilities	5,731	1,114
Total liabilities	232,874	135,012
Stockholders’ equity:
Common stock	2	2
Additional paid-in capital	28,185	27,485
Retained earnings (accumulated deficit)	(56,264)	(14,511)
Accumulated other comprehensive loss	(4,362)	(2,083)
Total stockholders’ equity attributable to the Corp.	(32,439)	10,893
Noncontrolling interest	3,358	45
Total stockholders’ equity (deficit)	(29,081)	10,938	24,065
Total liabilities and stockholders’ equity (deficit)	203,793	145,950
Consolidating Adjustments
Current assets:
Cash and cash equivalents	0	0	0
Restricted cash	0	0
Accounts receivable, net	0	0
Deferred costs on contracts	0	0
Prepaid expenses and other current assets	0	0
Deferred income tax assets	0	0
Total current assets	0	0
Property and equipment, net	0	0
Investment in subsidiaries	(69,268)	(133,502)
Intercompany receivables	(126,466)	(16,731)
Intangible assets, net	0	0
Goodwill	0	0
Deferred loan issuance costs, net	0	0
Deferred income tax assets	0	0
Other assets	0	0
Total assets	(195,734)	(150,233)
Current liabilities:
Accounts payable	0	0
Accrued liabilities	0	0
Income and other taxes payable	0	0
Accrued payroll liabilities	0	0
Current portion of notes payable under 2012 credit agreement		0
Equipment note payable	0
Current portion of capital leases	0	0
Notes payable to related parties		0
Deferred revenue	0	0
Deferred income tax liabilities	0	0
Total current liabilities	0	0
Senior secured notes payable	0
Long-term portion of credit agreement borrowings		0
Notes payable to Former SAE stockholders		0
Long-term portion of capital leases	0	0
Intercompany payables	(126,466)	(16,731)
Deferred income tax liabilities	0	0
Total liabilities	(126,466)	(16,731)
Stockholders’ equity:
Common stock	0	0
Additional paid-in capital	(61,354)	(63,092)
Retained earnings (accumulated deficit)	(7,914)	(70,410)
Accumulated other comprehensive loss	0	0
Total stockholders’ equity attributable to the Corp.	(69,268)	(133,502)
Noncontrolling interest	0	0
Total stockholders’ equity (deficit)	(69,268)	(133,502)
Total liabilities and stockholders’ equity (deficit)	(195,734)	(150,233)
SAExploration Holding, Inc.
Current assets:
Cash and cash equivalents	0	0	0
Restricted cash	0	0
Accounts receivable, net	70	0
Deferred costs on contracts	0	0
Prepaid expenses and other current assets	31	0
Deferred income tax assets	0	0
Total current assets	101	0
Property and equipment, net	0	0
Investment in subsidiaries	(14,245)	15,857
Intercompany receivables	126,466	0
Intangible assets, net	0	0
Goodwill	0	0
Deferred loan issuance costs, net	6,022	0
Deferred income tax assets	15	0
Other assets	0	13
Total assets	118,359	15,870
Current liabilities:
Accounts payable	0	0
Accrued liabilities	7,519	681
Income and other taxes payable	0	35
Accrued payroll liabilities	0	0
Current portion of notes payable under 2012 credit agreement		0
Equipment note payable	0
Current portion of capital leases	0	0
Notes payable to related parties		500
Deferred revenue	0	0
Deferred income tax liabilities	0	0
Total current liabilities	7,519	1,216
Senior secured notes payable	150,000
Long-term portion of credit agreement borrowings		0
Notes payable to Former SAE stockholders		12,406
Long-term portion of capital leases	0	0
Intercompany payables	0	355
Deferred income tax liabilities	0	0
Total liabilities	157,519	13,977
Stockholders’ equity:
Common stock	2	2
Additional paid-in capital	28,185	27,485
Retained earnings (accumulated deficit)	(67,347)	(25,594)
Accumulated other comprehensive loss	0	0
Total stockholders’ equity attributable to the Corp.	(39,160)	1,893
Noncontrolling interest	0	0
Total stockholders’ equity (deficit)	(39,160)	1,893
Total liabilities and stockholders’ equity (deficit)	118,359	15,870
The Guarantors
Current assets:
Cash and cash equivalents	7,289	3,389	8,248
Restricted cash	0	0
Accounts receivable, net	1,871	888
Deferred costs on contracts	3,626	463
Prepaid expenses and other current assets	536	394
Deferred income tax assets	(255)	849
Total current assets	13,067	5,983
Property and equipment, net	61,292	41,926
Investment in subsidiaries	80,003	117,645
Intercompany receivables	0	16,731
Intangible assets, net	0	0
Goodwill	0	0
Deferred loan issuance costs, net	804	9,115
Deferred income tax assets	5,046	10
Other assets	0	0
Total assets	160,212	191,410
Current liabilities:
Accounts payable	9,429	4,116
Accrued liabilities	1,206	1,164
Income and other taxes payable	42	(3,753)
Accrued payroll liabilities	1,386	490
Current portion of notes payable under 2012 credit agreement		800
Equipment note payable	1,654
Current portion of capital leases	49	39
Notes payable to related parties		0
Deferred revenue	0	4,775
Deferred income tax liabilities	(1,275)	69
Total current liabilities	12,491	7,700
Senior secured notes payable	0
Long-term portion of credit agreement borrowings		79,888
Notes payable to Former SAE stockholders		0
Long-term portion of capital leases	96	102
Intercompany payables	66,006	0
Deferred income tax liabilities	5,440	749
Total liabilities	84,033	88,439
Stockholders’ equity:
Common stock	0	0
Additional paid-in capital	43,861	43,861
Retained earnings (accumulated deficit)	28,960	59,065
Accumulated other comprehensive loss	0	0
Total stockholders’ equity attributable to the Corp.	72,821	102,926
Noncontrolling interest	3,358	45
Total stockholders’ equity (deficit)	76,179	102,971
Total liabilities and stockholders’ equity (deficit)	160,212	191,410
Other Subsidiaries
Current assets:
Cash and cash equivalents	5,033	13,962	7,473
Restricted cash	723	638
Accounts receivable, net	71,643	40,040
Deferred costs on contracts	1,005	2,727
Prepaid expenses and other current assets	16,470	4,225
Deferred income tax assets	775	522
Total current assets	95,649	62,114
Property and equipment, net	15,804	22,646
Investment in subsidiaries	3,510	0
Intercompany receivables	0	0
Intangible assets, net	1,050	1,260
Goodwill	1,977	2,150
Deferred loan issuance costs, net	0	0
Deferred income tax assets	2,966	733
Other assets	0	0
Total assets	120,956	88,903
Current liabilities:
Accounts payable	24,826	12,395
Accrued liabilities	2,177	1,279
Income and other taxes payable	20,219	10,791
Accrued payroll liabilities	7,266	4,007
Current portion of notes payable under 2012 credit agreement		0
Equipment note payable	0
Current portion of capital leases	411	446
Notes payable to related parties		0
Deferred revenue	187	3,152
Deferred income tax liabilities	1,862	0
Total current liabilities	56,948	32,070
Senior secured notes payable	0
Long-term portion of credit agreement borrowings		0
Notes payable to Former SAE stockholders		0
Long-term portion of capital leases	89	516
Intercompany payables	60,460	16,376
Deferred income tax liabilities	291	365
Total liabilities	117,788	49,327
Stockholders’ equity:
Common stock	0	0
Additional paid-in capital	17,493	19,231
Retained earnings (accumulated deficit)	(9,963)	22,428
Accumulated other comprehensive loss	(4,362)	(2,083)
Total stockholders’ equity attributable to the Corp.	3,168	39,576
Noncontrolling interest	0	0
Total stockholders’ equity (deficit)	3,168	39,576
Total liabilities and stockholders’ equity (deficit)	$ 120,956	$ 88,903